Long-term debt - Schedule of Future Payments Related to Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021, Principal	$ 3,129
2021, Interest	47,999
2021, Principal and Interest Total	51,128
2022, Principal	4,126
2022, Interest	47,796
2022, Principal and Interest Total	51,922
2023, Principal	219,204
2023, Interest	47,527
2023, Principal and Interest Total	266,731
2024, Principal	2,204
2024, Interest	32,949
2024, Principal and Interest Total	35,153
2025, Principal	553
2025, Interest	32,832
2025, Principal and Interest Total	33,385
Thereafter, Principal	556,871
Thereafter, Interest	50,632
Thereafter, Principal and Interest Total	607,503
Total payments, Principal	786,087
Total payments, Interest	259,735
Total payments, Principal and future interest expense	1,045,822
Interest	(259,735)
Deferred financing cost	(4,641)	$ (3,397)
Long term debt	776,574	$ 626,808
2023 Notes
Debt Instrument [Line Items]
Discount on Notes	(1,147)
Premium on Notes	427
2027 Notes
Debt Instrument [Line Items]
Discount on Notes	(7,358)
Premium on Notes	$ 3,206